1933 Act File No. 333-107185


                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                             Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X

    Pre-Effective Amendment No.      ...............

    Post-Effective Amendment No.  1_................       X

                              and/or


                      FEDERATED EQUITY FUNDS

        (Exact Name of Registrant as Specified in Charter)

                     Federated Investors Funds
                       5800 Corporate Drive
                Pittsburgh, Pennsylvania 15237-7000
             (Address of Principal Executive Offices)

                          (412) 288-1900
                  (Registrant's Telephone Number)

                    John W. McGonigle, Esquire,
                     Federated Investors Tower
                Pittsburgh, Pennsylvania 15222-3779
              (Name and Address of Agent for Service)


                             Copy to:

                    Matthew G. Maloney, Esquire
               Dickstein Shapiro Morin & Oshinsky, LLP
                         2101 L Street, NW
                       Washington, DC 20037


 It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).










PART C.  OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Trustees and officers of Federated Equity Funds (the "Registrant") pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the 1940 Act for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.



Item 16.  Exhibits

1. Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (12)
1.1 Conformed copy of Amendment No. 8 of the Amended and Restated Declaration of Trust of the Registrant; (19)
1.2 Conformed copy of Amendment No. 9 of the Amended and Restated Declaration of Trust of the Registrant; (21)
1.3 Conformed copy of Amendment No. 10 of the Amended and Restated Declaration of Trust of the Registrant; (21)
1.4 Conformed copy of Amendment No. 11 of the Amended and Restated Declaration of Trust of the Registrant; (21)
1.5 Conformed copy of Amendment No. 12 of the Amended and Restated Declaration of Trust of the Registrant; (23)
1.6 Conformed copy of Amendment No. 13 of the Amended and Restated Declaration of Trust of the Registrant; (23)
1.7 Conformed copy of Amendment No. 14 of the Amended and Restated Declaration of Trust of the Registrant; (24)
1.8 Conformed copy of Amendment No. 15 of the Amended and Restated Declaration of Trust of the Registrant; (24)
1.9 Conformed copy of Amendment No. 16 of the Amended and Restated Declaration of Trust of the Registrant; (24)
1.10 Conformed copy of Amendment No. 17 of the Amended and Restated Declaration of the Trust of the Registrant; (24)
1.11 Conformed copy of Amendment No. 18 of the Amended and Restated Declaration of Trust of the Registrant; (25)
1.12 Conformed copy of Amendment No. 19 of the Amended and Restated Declaration of Trust of the Registrant; (29)

2.    Copy of Amended and Restated By-Laws of the Registrant; (12)
2.1 Copy of Amendment No. 5 to Amended and Restated By-Laws of the Registrant; (18)
2.2 Copy of Amendment No. 6 to Amended and Restated By-Laws of the Registrant; (18)
2.3 Copy of Amendment No. 7 to Amended and Restated By-Laws of the Registrant; (18)
      2.4  Copy of Amendment No. 8 to Amended and Restated
      By-Laws of the Registrant; (24)
      2.5  Copy of Amendment No. 9 to Amended and Restated
      By-Laws of the Registrant; (29)

3.    Not Applicable

4. Agreement and Plan of Reorganization is included as Exhibit 1 to the Combined Proxy Statement and Prospectus of the Registration Statement; (30)

5. Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Small Cap Strategies
      Fund); (7)
5.1 Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Growth Strategies
      Fund); (8)
5.2 Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Capital Appreciation
      Fund); (9)

6. Conformed copy of Investment Advisory Contract of the Registrant (Federated Growth Strategies Fund); (5)
6.1 Conformed copy of Investment Advisory Contract on behalf of the Registrant, which includes Exhibits A and B for Federated Small Cap Strategies Fund and Federated Capital Appreciation Fund, respectively; (10)
6.2 Conformed copies of Exhibits D & E for Federated Large Cap Growth Fund and Federated Communications Technology Fund, respectively; (19)
6.3 Conformed copy of Exhibit G to the Investment Advisory Contract for Federated Kaufmann Fund; (23)
6.4 Conformed copy of Exhibit I to the Investment Advisory Contract for Federated Market Opportunity Fund; (23)
6.5 Conformed copy of Amendment to Investment Advisory Contract of the Registrant; (23)
6.6 Conformed copy of Sub-Advisory Agreement for Federated Kaufmann Fund, which includes Exhibit A, dated December 1, 2001; (23)
6.7 Conformed copy of Sub-Advisory Agreement for Federated Kaufmann Small Cap Fund, which includes Exhibit A, dated December 1, 2002; (24)
6.8 Conformed copy of Exhibit J to the Investment Advisory Contract for Federated Kaufmann Small Cap Fund; (24)
6.9 Conformed copy of Exhibit K to the Investment Advisory Contract for Federated Large-Cap Growth Fund; (28)

7.    Conformed copy of Distributor's Contract of the Registrant; (10)
7.1 Conformed copies of Exhibits D and F to the Distributor's Contract for Federated Growth Strategies Fund, (Class A and
      C Shares); (10)
7.2 Conformed copies of Exhibits G and I to the Distributor's Contract for Federated Capital Appreciation Fund, (Class A
      and C Shares); (10)
7.3   Conformed copy of Distributor's Contract (Class B Shares); (16)
7.4 Conformed copies of Exhibits M and N to the Distributor's Contract for Federated Large Cap Growth Fund, (Class A and
      C Shares); (19)
7.5 Conformed copies of Exhibits O and P to the Distributor's Contract for Federated Communications Technology Fund,
      (Class A and C Shares); (19)
7.6   Conformed copy of Exhibits S & T to the Distributor's
      Contract for Federated Market Opportunity Fund (Class A and Class C Shares); (22)
7.7   Conformed copy of Exhibit U to the Distributor's Contract
      for Federated Kaufmann Fund (Class K Shares); (23)
7.8   Conformed copy of Exhibits V & W to the Distributor's
      Contract for Federated Kaufmann Fund and Federated Large
      Cap Tech Fund (Class A and Class C Shares); (22)
7.9   Conformed copy of Amendment to the Distributor's Contract
      of the Registrant; (23)
7.10  Conformed copy of Exhibit X to the Distributor's Contract for Federated Kaufmann Small Cap Fund (Class A Shares); (24)
7.11  Conformed copy of Exhibit Y to the Distributor's Contract for Federated Kaufmann Small Cap Fund (Class C Shares); (24)
7.12  Conformed copy of Exhibit Z to the Distributor's Contract for Federated Capital Appreciation Fund (Class K Shares);
      (28)

8.    Not Applicable

9.    Conformed Copy of the Custodian Agreement of the Registrant; (6)
9.1   Conformed copy of Custodian Fee Schedule; (15)

10.   Conformed Copy of Distribution Plan of the Registrant; (10)
10.1 Conformed copy of Exhibit E to the Distribution Plan for Federated Growth Strategies Fund, (Class C Shares); (10)
10.2 Conformed copies of Exhibit F and H to the Distribution Plan for Federated Capital Appreciation Fund, (Class A and C Shares); (10)
10.3 Conformed copy of Amendment to the Distribution Contract (Class B Shares); (23)
10.4 Conformed copies of Exhibit L for Federated Large Cap Growth Fund (Class A and Class C), Exhibit M, Exhibit N & O for Federated Communications Technology Fund (Class A and Class C) to the Distribution Plan; (19)
10.5 Conformed copy of Exhibit D to Registrant's Distribution Plan for Class B Shares of Federated Growth Strategies Fund; (22)
10.6 Conformed copy of Exhibit G to Registrant's Distribution Plan for Class B Shares of Federated Capital Appreciation Fund; (22)
10.7 Conformed copy of Exhibits R & S to the Distribution Plan for Federated Market Opportunity Fund (Class A and Class C Shares); (22)
10.8 Conformed copy of Exhibit T to the Distribution Plan for Federated Kaufmann Fund (Class K Shares); (22)
10.9 Conformed copy of Exhibits U & V to the Distribution Plan for Federated Kaufmann Fund and Federated Large Cap Tech Fund (Class A and Class C Shares); (22)
10.10 Conformed copy of Exhibits W & X to the Distribution Plan for Federated Kaufmann Small Cap Fund (Class A and Class C Shares); (24)
10.11 Conformed copy of Exhibit Y to the Distribution Plan for Federated Capital Appreciation Fund (Class K Shares); (28)

11. Form of Opinion and Consent of Counsel regarding the legality of Shares being issued; (30)

12.   Form of Opinion regarding tax consequences of Reorganization; *

13.   Conformed copy of Amended and Restated Agreement for Fund
      Accounting Services, Administrative Services, Shareholder
      Transfer Agency Services and Custody Services Procurement;
      (17)
13.1  Conformed copy of Amendment to Agreement for Fund
      Accounting Services, Administrative Services, Shareholder
      Transfer Agency Services and Custody Services Procurement;
      (23)
13.2  Conformed copy of Principal Shareholder Service's Agreement
      (Class B Shares); (16)
13.3  Conformed copy of Exhibit 1 to the Principal Shareholder
      Service's Agreement (Class B Shares); (23)
13.4  Conformed copy of Shareholder Services Agreement (Class B Shares); (16)
13.5  Conformed copy of Exhibit 1 to the Shareholder Services
      Agreement (Class B Shares); (23)
13.6  The Registrant  hereby  incorporates  the conformed copy of Amendment  No. 2 to the Amended & Restated  Agreement
      for Fund Accounting Services,  Administrative  Services,
      Transfer   Agency   Services   and   Custody    Services
      Procurement  from Item 23 (h)(v) of the  Federated  U.S.
      Government    Securities:    2-5   Years    Registration
      Statement  on Form N-1A,  filed with the  Commission  on
      March 30, 2004. (File Nos. 2-75769 and 811-3387);
13.7  The Registrant hereby incorporates the conformed copy of
      Amendment No. 3 to the Amended & Restated Agreement for
      Fund Accounting Services, Administrative Services, Transfer
      Agency Services and Custody Services Procurement from Item
      23 (h)(v) of the Federated U.S. Government Securities:  2-5
      Years Registration Statement on Form N-1A, filed with the
      Commission on March 30, 2004. (File Nos. 2-75769 and
      811-3387);
13.8  The  Registrant  hereby  incorporates  by reference  the conformed  copy  of  the  Agreement  for  Administrative
      Services  from Item 23 (h)(vix) of the  Federated  Index
      Trust  Registration  Statement on Form N-1A,  filed with
      the   Commission  on  December  30,  2003.   (File  Nos.
      33-33852 and 811-6061);
13.9 The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item (h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form
      N-1A, filed with the Commission on July 29, 2004. (File
      Nos. 33-29838 and 811-5843)
13.10 The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services
      Agreement, with attached Exhibit A revised 6/30/04, from Item (h)(viii) of the Cash Trust Series, Inc. Registration
      Statement on Form N-1A, filed with the Commission on July
      29, 2004. (File Nos. 33-29838 and 811-5843)

14. Conformed copy of Consent of Independent Auditors of Federated Capital Appreciation Fund, Deloitte & Touche LLP; (30)
14.1 Conformed copy of Consent of Independent Auditors of Federated Kaufmann Fund, Ernst & Young LLP; (30)
14.1  Conformed copy of Consent of Independent Auditors of Riggs Funds,
                           KPMG LLP; (30)

15.   Not Applicable

16.   Conformed copy of Power of Attorney of the Registrant; (19)
16.1  Conformed copy of Power of Attorney of Chief Investment
      Officer of the 16.2 Conformed copy of Power of Attorney of Trustee of the Registrant; (19)
16.3  Conformed copy of Limited Power of Attorney; (28)

17.   Form of Proxy; (30).............

_______________________________________________
* All exhibits have been filed electronically.

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and 811-4017)
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and 811-4017)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed July 17, 1995. (File Nos. 2-91090 and 811-4017)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed August 31, 1995. (File Nos. 2-91090 and 811-4017)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed September 12, 1995. (File Nos. 2-91090 and 811-4017)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed June 11, 1996. (File Nos. 2-91090 and 811-4017)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed October 30, 1997. (File Nos. 2-91090 and 811-4017)
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed December 30, 1997. (File Nos. 2-91090 and 811-4017)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed October 9, 1998. (File Nos. 2-91090 and 811-4017)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed March 20, 2001. (File Nos. 2-91090 and 811-4017)
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 51 on Form N-1A filed December 27, 2001. (File Nos. 2-91090 and 811-4017)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed December 26, 2002. (File Nos. 2-91090 and 811-4017)
25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed February 7, 2003. (File Nos. 2-91090 and 811-4017)
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 61 on Form N-1A filed April 7, 2003. (File Nos. 2-91090 and 811-4017)
28. Response is incorporated by reference to Registrant's Amendment No. 55 on Form N-1A filed September 22, 2003. (File No. 811-4017)
29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 62 on Form N-1A filed October 30, 2003. (File Nos. 2-91090 and 811-4017)
30 Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-14 filed August 21, 2003. (File Nos. 333-107185 and 811-4017)





Item 17.  Undertakings

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                         SIGNATURES

      As required by the Securities Act of 1933, the Registrant FEDERATED EQUITY FUNDS, certifies that it meets all requirements for effectiveness of this Amendment to its Registration Statement pursuant to Form N-14 under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania on the 4th day of August, 2004.


                FEDERATED EQUITY FUNDS

                BY: /s/ Todd P. Zerega
                Todd P. Zerega, Assistant Secretary
                August 4, 2004

      As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

        NAME                          TITLE                DATE

By: /s/ Todd P. Zerega             Attorney In Fact   August 4, 2004
    Todd P. Zerega                 For the Persons
    ASSISTANT SECRETARY            Listed Below

John F. Donahue*                   Chairman and Trustee

Christopher Donahue*               President and Trustee
                                   (Principal Executive
Officer)

Richard J. Thomas*                 Treasurer
                                   (Principal Financial
Officer)

Thomas G. Bigley*                  Trustee

John T. Conroy, Jr.*               Trustee

Nicholas P. Constantakis*          Trustee

John F. Cunningham*                Trustee

Lawrence D. Ellis, M.D.*           Trustee

Peter E. Madden*                   Trustee

Charles F. Mansfield, Jr.*         Trustee

John E. Murray, Jr., J.D., S.J.D.* Trustee

Marjorie P. Smuts*                 Trustee

John S. Walsh*                     Trustee

*By Power of Attorney